SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group's financial statements include, but are not limited to, revenue recognition, allowance for doubtful accounts, useful lives of property and equipment, realization of deferred tax assets, impairment of long-lived assets, share-based compensation expense, fair value of the available-for-sale security, uncertain income tax positions and purchase price allocation. Changes in facts and circumstances may result in revised estimates. Actual results could materially differ from those estimates.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its non-PRC subsidiaries, WOFEs, the PRC Domestic Entities in which the Company, through its WOFEs, has a controlling financial interest, and the PRC Domestic Entities' subsidiaries. The Company has determined that it has a controlling financial interest, even though it does not hold a majority of the voting equity interest in an entity, because the Company has the ability to control the PRC Domestic Entities through the WOFEs' rights to all the residual benefits of the PRC Domestic Entities and the WOFEs' obligation to fund losses of the PRC Domestic Entities. As a result, the PRC Domestic Entities are included in the consolidated financial statements. All significant intercompany balances and transactions between the Company, its subsidiaries, the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries have been eliminated in consolidation.

On February 8, 2012, the Company disposed its 90% equity interest in Beijing SouFun Information Consultancy Co., Ltd (“Beijing Information”) to an unrelated party for nil consideration. Beijing Information was dormant at the time of disposal. Prior to the disposal, the Company transferred all of Beijing Information's assets and liabilities to another subsidiary. As a result, Beijing Information did not meet the definition of a discontinued operation under ASC 205, “Presentation of Financial Statements—Discontinued Operation”, as Beijing Information's operations and cash flows have not been eliminated from the ongoing operations of the Group. Immediately upon the completion of the disposal, Beijing Information was deconsolidated from the Group. As there was no difference between the fair value of consideration received for the disposal and the carrying amounts of the assets and liabilities, no gain or loss was recognized in the Group's consolidated statements of comprehensive income for the year ended December 31, 2012.

On December 23, 2013, the Group disposed its 60% equity interest in Guangxi Overseas Talent Industrial Park Investment Co., Ltd. (“Guangxi Overseas Talent”) to the 40% noncontrolling interest holder. Guangxi Overseas Talent was dormant and had no operations at the time of disposal. Thus, Guangxi Overseas Talent did not meet the definition of a discontinued operation under ASC 205. Immediately upon the completion of the disposal, Guangxi Overseas Talent was deconsolidated from the Group. On the date of disposal, the carrying amount of Guangxi Overseas' net assets, which mainly consisted of the cash injected as share capital by the Group and the noncontrolling interest holder at inception, amounted to US$1,707, of which US$1,204 was retained by the Group and US$683 was returned to the noncontrolling interest holder. As a result, no gain or loss was recognized in the Group's consolidated statements of comprehensive income for the year ended December 31, 2013.

Business Combinations

Business Combinations

The Group accounts for its business combinations in accordance with ASC 805,“Business Combinations”, which requires the acquiring entity in a business combination to recognize all assets acquired and liabilities assumed in the transaction, establishes the acquisition date fair value as the measurement objective for all assets acquired and liabilities assumed, and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings. The costs directly attributable to the acquisition are expensed as incurred. During the measurement period, the acquiring entity recognizes adjustments to the provisional amounts of acquisition-date fair value and the resulting goodwill for new information obtained as if the accounting for the business combination had been completed at the acquisition date.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity's current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

The functional currency of the Company and its non-PRC subsidiaries is the United States dollar (“US$”). The WOFEs, PRC Domestic Entities and PRC Domestic Entities' subsidiaries determine their functional currency to be the Chinese Renminbi (“RMB”) based on the criteria of ASC 830, “Foreign Currency Matters”. The Group uses US$ as its reporting currency. The Group uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders' equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income.

The assets and liabilities of the Company's PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries are translated into US$ at the exchange rates prevailing at the balance sheet date. The consolidated statements of comprehensive income of these entities are translated into US$ at the weighted average exchange rates for the year. The resulting translation gains (losses) are recorded in accumulated other comprehensive income as a component of shareholders' equity.

For the purpose of the consolidated statements of cash flows, cash flows of the Company's PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries are translated into US$ at the exchange rates prevailing on the dates of the cash flows. Frequently recurring cash flows of these entities which arise throughout the year are translated into US$ at the weighted average exchange rates for the year.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions with original maturity of 90 days or less at the date of purchase which are unrestricted as to withdrawal and use. In addition, all highly liquid investments with original stated maturity of 90 days or less are classified as cash equivalents.

Restricted Cash

Restricted Cash

Restricted cash represents cash pledged to financial institutions as collateral for the Group's bank loans (Note 13). The restricted cash is not available for withdrawal or the Group's general use until after the corresponding bank loans are repaid.

Investments

Investments

All highly liquid investments with original maturities of greater than 90 days but less than 365 days are classified as short-term investments which are stated at their approximate fair value.

The Group accounts for its investments in accordance with ASC 320, “Investments-Debt and Equity Securities”. The Group classifies the investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the investments are determined on a specific identification method, and such gains and losses are reflected in the consolidated statements of comprehensive income.

The securities that the Group has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Group evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Group's policy and ASC 320. If the Group concludes that it does not intend or is not required to sell an impaired debt security before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity securities continue to be recognized at the amortized costs. When the Group intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in the consolidated statements of comprehensive income equal to the entire excess of the debt security's amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income in shareholders' equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale securities is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary. An impairment loss of US$14, nil and US$8,417 was recognized for the years ended December 31, 2012, 2013 and 2014, respectively.

In accordance with ASC 325 “Investments-Other”, for investments in an investee over which the Group does not have significant influence and which do not have readily determinable fair value, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Group's share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee's cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment's cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment. No impairment loss was recognized for the year ended December 31, 2014.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

The Group considers many factors in assessing the collectability of its receivables, such as the age of the amounts due, the customer's payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Funds Receivable

Funds Receivable

Funds receivable represents cash from SouFun membership services due from third-party payment service providers for clearing transactions. The Group carefully considers and monitors the credit worthiness of the third-party payment service providers used.

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Receivable balances are written off after all collection efforts have been exhausted. No allowance for doubtful accounts was provided for the funds receivable, as of December 31, 2013 and 2014.

Commitment deposits

Commitment deposits

Commitment deposits, represent cash paid to real estate developers for the right to provide sales agency services for their real estate projects. The commitment deposits are refundable at specified dates and are classified accordingly.

In the event of default, the Group is entitled to collateral or other forms of security from the real estate developers, which it can then resell to recover its original commitment deposit. The Group's recovery of its original commitment deposit is dependent on market conditions. As of December 31, 2014, no commitment deposits were in default.

The Group considers many factors in assessing the collectability of commitment deposits, such as the age of the amounts due, as well as the real estate developer's payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Commitment deposits are written off after all collection efforts have been exhausted. No allowance for doubtful accounts was provided for commitment deposits as of December 31, 2014.

Loans receivable

Loans receivable

Loans receivable consists primarily of secured loans in the form of entrusted loans and mortgage loans and unsecured loans to borrowers that have passed the Group's credit assessment. Such amounts are recorded at the principal amount less impairment as of the balance sheet date. The loan periods extended by the Group to the borrowers generally range from one to thirty-six months.

In accordance with ASC 310, “Receivables”, an allowance for doubtful accounts is recorded when, based on current information and events, it is probable that the Group will be unable to collect all amounts due according to the contractual terms of the loan agreement. Each individual loan receivable is assessed for impairment on a quarterly basis.

Commencing in August 2014, the Group entered into arrangements with third-party investors under which the Group sold its economic benefits in certain mortgage loans receivable in exchange for cash. Sales of mortgage loans receivable to investors are accounted for in accordance with ASC 860 “Transfers and Servicing”. The Group derecognizes the mortgage loans receivable if (i) the loans have been legally isolated from the Group; (ii) there are no constraints on investors to pledge or exchange the mortgage loans; and (iii) the Group does not maintain effective control over the mortgage loans.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life	Estimated Residual Value

Office equipment	5 years	5-10%
Motor vehicles	5 years	5%
Leasehold improvement	shorter of lease term or economic lives	-
Buildings	12 -38years	-

Land is stated at cost and is not depreciated.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Group evaluates its long-lived assets or asset group with finite lives for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value. No impairment charge was recognized for any of the years presented.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments of the Group primarily include cash and cash equivalents, restricted cash, accounts receivable, funds receivable, investments including cost method investment and available-for-sale securities, loans receivable, commitment deposits, short-term loans, long-term loans, amounts due to a related party and convertible senior notes (Note 16) and related derivative liabilities. As of December 31, 2013 and 2014, the carrying values of these financial instruments, other than the cost method investment, available-for-sale securities, long-term loans, convertible senior notes and related derivative liabilities, approximated their fair values due to the short-term maturity of these instruments. The available-for-sale securities were recorded at fair value based on quoted price in active markets as of December 31, 2014. The carrying values of the long-term loans approximate their fair values, as the loans bear interest at rates determined based on the prevailing interest rates in the market. The convertible senior notes were recognized based on residual proceeds after allocation to the derivative liabilities at fair market value. The estimated fair value of the convertible senior notes based on a market approach was approximately US$353,316 as of December 31, 2014, and represents a Level 3 valuation in accordance with ASC 820, “Fair Value Measurements and Disclosures”. When determining the estimated fair value of the convertible senior notes, the Group used a commonly accepted valuation methodology and market-based risk measurements that are indirectly observable, such as credit risk. The fair value of the bifurcated derivative liabilities was insignificant for the years ended December 31, 2013 and 2014. The Group determined that it was not practicable to estimate the fair value of its cost method investment as of December 31, 2014 and measures the cost method investment at fair value on a nonrecurring basis only if an impairment charge were to be recognized.

The Group applies ASC 820 in measuring fair value. ASC 820defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—  Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—  Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—  Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group measures its available-for-sale securities at fair value using quoted prices from the active markets.

Assets measured at fair value on a recurring basis as of December 31, 2014 are summarized below. There were no such assets as of December 31, 2013.

	Fair Value Measurement at December 31, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2014
	US$	US$	US$	US$

Available-for-sale securities	59,035			59,035

Revenue Recognition

Revenue Recognition

Revenues are derived from online marketing services, e-commerce services, listing services and other value-added services. Revenues for each type of service sales are recognized only when the following criteria are met: (a) persuasive evidence of an arrangement exists; (b) price is fixed or determinable; (c) delivery of services has occurred; and (d) collectability is reasonably assured.

Marketing Services

The Group offers marketing services on the Group's websites and mobile applications (“mobile apps”), primarily presented as banner advertisements, floating links, logos and other media insertions (“forms of services”). These services are offered to real estate developers and providers of products and services for home decoration and improvement. Marketing services allow advertisers to place advertisements on particular areas of the Group's websites and mobile apps, in particular formats and over particular periods of time. Written contracts, containing all significant terms, signed by the Group and its customers provide persuasive evidence of the arrangement. The contracts do not contain any specific performance, cancellation, termination or refund provisions.

The service fee is negotiated between the customer and the Group but once a price is agreed to and the written contract is signed by both parties, the price is fixed and not subject to change. The service fee is due and payable in installments over the service period. Historically, the service fee has varied widely for marketing services and such variation in prices exists even when the same forms of services is provided in the same location of the Group's websites and mobile apps and for the same service duration. The marketing services typically last from several days to one year. Delivery of the service occurs upon displaying the agreed forms of services on the Group's websites and mobile apps over the specified service period. The Group performs credit assessments on its customers prior to signing the written contract to ensure collectability is reasonably assured. Revenues are recognized ratably over the contract period, as there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured, as prescribed by ASC 605, “Revenue Recognition”.

For certain arrangements, the Group provides marketing services that contain multiple deliverables, that is, different forms of services to be delivered over different periods of time.

The Group accounts for each deliverable in the arrangement as separate unit of accounting. Revenues are allocated to each unit of accounting on a relative fair value basis based on a selling price hierarchy and is recognized ratably over the duration of the service period. The selling price for a deliverable is based in its vendor-specific objective evidence (“VSOE”) if available, third party evidence (“TPE”) if VSOE is not available, or best estimate of selling price (“BESP”) if neither VSOE nor TPE is available. The total arrangement consideration is allocated to each unit of accounting based on its relative selling price which is determined based on the Group's BESP for that deliverable because neither VSOE nor TPE exist. In determining its BESP for each deliverable, the Group considered its overall pricing model and objectives, as well as market or competitive conditions that may impact the price at which the Group would transact if the deliverable were sold regularly on a standalone basis. The Group monitors the conditions that affect its determination of selling price for each deliverable and reassesses such estimates periodically.

The Group updated the BESP for each deliverable during the year ended December 31, 2014. In accordance with ASC 250, “Accounting Changes and Error Corrections”, changes in the determination of the BESP are considered a change in accounting estimate and are accounted for on a prospective basis. The effect of changes in the BESP on the allocation of arrangement consideration was insignificant.

E-Commerce Services

E-commerce service revenues consist of revenues derived from:

(1) SouFun membership services

The Group enters into arrangements with real-estate developers, pursuant to which the Group charges its customers RMB5,000.00 to RMB20,000.00 in order for them to purchase specified properties from the real estate developers at a discount significantly greater than the face value of the fees charged by the Group. The discount is either a fixed amount off or a fixed percentage to the price of the specified property. The fees paid by the customers to the Group are refundable before a purchase of the specified properties at a discount is made by the customers. Revenues are recognized by the Group when cash consideration of the fees is received and the discount has been applied by the customers to pay for the purchase price of the specified properties. Cash received in advance of the purchase of specified properties is recorded as “customers' refundable fees” (Note 15).

Commencing in 2013, the Group, real-estate developers and advertising agencies entered into tri-party cooperation arrangements for certain SouFun membership services. When customers use their SouFun membership cards to purchase specified properties in selected advertisements published by the marketing agents, a portion of the proceeds from the SouFun membership services is remitted to the marketing agents. The Group recognized revenues from this type of SouFun membership services on a net basis, representing the portion of proceeds received from customers that is ultimately retained by the Group as it is an agent in the arrangement. Commencing in 2014, the Group entered into cooperation arrangements directly with real-estate developers for SouFun membership services. The Group either engages third-party real estate agents or places advertisements with marketing agents to promote the real-estate projects. The Group recognized revenues from this type of SouFun membership services on a gross basis, representing the proceeds received from the real-estate developers, as the Group is the primary obligor in the arrangement. Payments to third-party real estate agents are recorded as cost of sales, while payments to marketing agents are recorded as selling expenses. The portion to be remitted to third-party real estate agents and marketing agents is recorded as amounts payable to sales and marketing agents in “accrued expenses and other liabilities” on the consolidated balance sheets (Note 14).

(2) Online marketplace platform

The Group operates (i) an online marketplace platform which enables third-party merchants to sell home furnishing products to customers online and (ii) an online payment platform which enable third-party merchants to transact with customers online. The Group earns a commission, which ranges from 5% to 15% of the sales transaction amount, from the third-party merchants when a transaction is completed.

When a customer places his or her order for home furnishing products with a third-party merchant through the Group's marketplace platform, the sales price and the shipping charge for the sale transaction are confirmed. Delivery of goods to a consumer will be processed by the third-party merchant after payment is made through the Group's online payment platform. The sales transaction is completed and the Group recognizes the commission earned as e-commerce service revenues upon confirmation of receipt of the home furnishing products by the consumer and remittance of the net payment to the third-party merchant through the Group's marketplace and online payment platforms.

(3) Direct sales services

Commencing in 2014, the Group launched direct sales services for new homes. The Group promotes property developments of its developer clients primarily through its websites and mobile apps. Potential buyers can register with the Group free of charge if they are interested in any real estate properties covered by its direct sales services. After the registration, the Group provides the buyers with additional information about the properties and related services, such as tours to visit the property developments and other services to facilitate property purchases. By using the direct sales services, individual buyers can enjoy discounted prices for properties that the Group offers from its partner developers. The Group charges its developer clients a fee for each property it sold through its direct sales services at a predetermined percentage of the value of the individual transaction. Revenues are recognized by the Group when confirmation of the sale is received from the real-estate developers, as there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured, as prescribed by ASC 605.

Listing Services

Listing service revenues consist of revenues derived from both basic listing services and special listing services.

The Group's basic and special listing services are provided to agents, brokers, property developers, property owners, property managers and others seeking to sell or rent new or secondary residential and commercial properties.

(1)	Basic listing services

Basic listing services entitle customers to post and make changes to information for properties, home furnishings and other related products and services in a particular area on the website and mobile apps for a specified period of time, which typically range from one to 36 months, in exchange for a fixed fee. Written contracts, containing all significant terms, signed by the Group and its customers provide persuasive evidence of the arrangement. The amount of fee to be paid is not subject to change once the contract has been signed. The contracts do not contain any specific performance, cancellation, termination or refund provisions. Delivery of services occurs by making access to the websites and mobile apps available for posting by the customers over the specified listing period. The Group performs credit assessments of its customers prior to signing the written contract to ensure collectability is reasonably assured. In accordance with ASC 605, “Revenue Recognition”, revenues are recognized ratably over the duration of the service period as the basic listing services are being delivered.

(2)	Special listing services

Special listing services are multiple element arrangements comprising website listing services and other coordination of promotional themed events (“Offline Services”), such as physical forum discussion or a banquet gathering, each with the special listing as the theme, where the Group's customers promote their products or services to a live audience. The Offline Services do not have standalone value and are always sold with special listing services. Written contracts, containing all significant terms, signed by the Group and its customers provide persuasive evidence of the arrangement. The amount of fee to be paid is not subject to change once the contract has been signed. The contracts do not contain any specific performance, cancellation, termination or refund provisions. Delivery of services occurs by making access to the websites available for posting by the customers over the specified listing period and upon completion of the Offline Services. The Group performs credit assessments of its customers prior to signing the written contract to ensure collectability is reasonably assured.

As the Offline Services do not have standalone value, a combined unit of accounting is used pursuant to ASC 605-25, whereby revenues are recognized upon delivery of the final deliverable, which is recognized ratably over the duration of the special listing service period.

Other Value-added Services

The Group generates revenues from other value-added services including subscription services for access to the Group's information database consulting services for customized and industry-related research reports and indices and financing services for property buyers, real estate developers and other borrowers. Revenues derived from subscription services for access to the Group's information database are recognized ratably over the subscription period. Revenues derived from consulting services for customized and industry-related research reports and indices are recognized when the relevant services are completed. Revenues derived from loan interest income and annual service fees are recognized in other value-added services using the effective interest rate method.

The Group's business is subject to BT, VAT, surcharges or cultural construction fees levied on advertising-related sales in the PRC. In accordance with ASC 605-45, “Revenue Recognition—Principal Agent Considerations”, all such BT, VAT, surcharges and cultural construction fees are presented as cost of revenues in the consolidated statements of comprehensive income. BT, VAT and related surcharges and cultural construction fees for the years ended December 31, 2012, 2013 and 2014 were US$28,901, US$38,783 and US$44,003, respectively.

All service fees received in advance of the provision of services are initially recorded as deferred revenues and subsequently recognized as revenues when the related services are performed by the Group.

Cost of Revenues

Cost of Revenues

Cost of revenues consists of employee costs, BT, VAT and surcharges, server and bandwidth leasing fees, payments to third-party real estate agents in connection with SouFun membership services and other direct costs incurred in providing the related services. These costs are expensed when incurred.

In addition, cost of revenues includes the 5% BT or 6% of VAT for the technology consultancy service fees charged by the WOFEs to the PRC Domestic Entities.

Advertising Expenditure

Advertising Expenditure

Advertising costs are expensed when incurred and are included in selling expenses in the consolidated statements of comprehensive income. For the years ended December 31, 2012, 2013 and 2014, the advertising expenses were US$6,525, US$8,627 and US$6,202, respectively.

Leases

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exists: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property's estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. The Group had no capital leases for any of the years presented.

Income Taxes

Income Taxes

The Group follows the liability method of accounting for income taxes, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and attributable to operating loss and tax credit carryforwards, if any. The Group reduces the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence, it is “more-likely-than-not” that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a “more-likely-than-not” realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of futures profitability, the duration of statutory carryforward periods, the Group's experience with operating loss and tax credit carryforwards, if any, not expiring.

The Group applies ASC 740, “Income taxes”, to account for uncertainties in income taxes. In accordance with the provisions of ASC 740, the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more-likely-than-not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more-likely-than-not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.

The Group's estimated liability for unrecognized tax benefits, which is included in “accrued expenses and other liabilities”, is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statutes of limitation. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group's estimates. As each audit is concluded, adjustments, if any, are recorded in the Group's financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Interest and penalties arising from underpayment of income taxes are computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive income as income tax expense.

Share-based Compensation

Share-based Compensation

The Group's employees and directors participate in the Group's share-based award incentive plan which is more fully discussed in Note 19. The Group applies ASC 718, “Compensation-Stock Compensation”, to account for its employee share-based payments. There were no share-based payments made to non-employees for any of the years presented.

In accordance with ASC 718, the Group determines whether a share option should be classified and accounted for as a liability award or an equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. All grants of share-based awards to employees and directors classified as liabilities are remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested rewards over the vesting periods. The Group has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions, which were not subject to performance vesting conditions.

Meanwhile, the Group uses the accelerated attribution method for equity awards with performance conditions on a tranche-by-tranche basis based on the probable outcome of the performance conditions. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Earnings per Share

Earnings per Share

The Group computes earnings per Class A and Class B ordinary shares in accordance with ASC 260, “Earnings Per Share”, using the two class method. Under the provisions of ASC 260, basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, contracts that may be settled in the Company's stock or cash and the conversion of the convertible senior notes. The dilutive effect of outstanding stock options and convertible senior notes is reflected in diluted earnings per share by application of the treasury stock method and the if-converted method, respectively. The computation of the diluted net income per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, while the diluted net income per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Group's Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted net income per share of Class A ordinary shares, the undistributed earnings are equal to net income for that computation. For the purposes of calculating the Group's basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Derivative Instruments

Derivative Instruments

ASC 815, “Derivatives and Hedging”, requires all contracts which meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in earnings or in other comprehensive income depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in earnings. The estimated fair values of derivative instruments are determined at discrete points in time based on the relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques. The fair value of the derivative instruments held by the Group was insignificant for all of the years presented.

Comprehensive Income

Comprehensive Income

Comprehensive income is defined as the change in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income, as presented on the consolidated balance sheets, includes the cumulative foreign currency translation adjustments and unrealized gain (loss) on available-for-sale securities.

Contingencies

Contingencies

The Group records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Group evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Group discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Group does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Group discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Recent accounting pronouncements

Recent accounting pronouncements

In April 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Updates (“ASU”) 2014-08, “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”, which changes the criteria for reporting discontinued operations and requires new disclosures about discontinued operations and disposals of components of an entity that do not qualify for discontinued operations reporting. The new guidance amends the definition of a discontinued operation in ASC 205-20 to be a disposal that “represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results.” ASU2014-08is required to be adopted by public business entities in annual periods beginning on or after December 15, 2014, and interim periods within those annual periods. Entities may early adopt the guidance for new disposals. The Group is currently evaluating the impact on its consolidated financial statements of adopting this standard.

On May 28, 2014, the FASB and International Accounting Standards Board (“IASB”) issued the converged standard on the recognition of revenue from contracts with customers. The standard is intended to improve the financial reporting of revenue and improve comparability of the top line in financial statements globally. The FASB issued guidance codified in ASC 606, “Revenue Recognition–Revenue from Contracts with Customers”, which amends the guidance in former ASC 605, “Revenue Recognition”. For a public entity, the amendments are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. On April 1, 2015, the FASB decided to propose a one-year deferral of the effective date for its new revenue standard for public and nonpublic entities reporting under U.S. GAAP. The Group is currently evaluating the impact on its consolidated financial statements of adopting this standard.

In June 2014, the FASB issued ASU 2014-12, “Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period”. The amendments require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition and apply to all reporting entities that grant their employees share-based payments in which the terms of the award provide that a performance target that affects vesting could be achieved after the requisite service period. That is the case when an employee is eligible to retire or otherwise terminate employment before the end of the period in which a performance target could be achieved and still be eligible to vest in the award if and when the performance target is achieved. For all entities, the amendments are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Early adoption is permitted. The Group is currently evaluating the impact on its consolidated financial statements of adopting this standard.

In August 2014, the FASB issued ASU 2014-15, “Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern”. This update provides guidance on management's responsibility in evaluating whether there is substantial doubt about a company's ability to continue as a going concern and about related footnote disclosures. It requires management to evaluate for each annual and interim reporting period whether it is probable that the reporting entity will not be able to meet its obligations as they become due within one year after the date that the financial statements are issued. If the entity is in such a position, the standard provides for certain disclosures depending on whether or not the entity will be able to successfully mitigate its going concern status. This guidance is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. The Group does not anticipate that this adoption will have a significant impact on its financial position, results of operations, or cash flows.